Commitments and Contingencies - Investments Requiring Commitment of Capital (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Investments		$ 113,183,598	$ 100,199,823
Capital Commitments
Other Commitments [Line Items]
Investments		1,162,371	1,050,195
Capital Commitments | Limited Partnerships
Other Commitments [Line Items]
Investments	[1]	320,123	187,484
Capital Commitments | Private placement debt
Other Commitments [Line Items]
Investments		383,675	448,351
Capital Commitments | Mortgage Loans
Other Commitments [Line Items]
Investments		$ 458,573	$ 414,360

[1]	Included within this caption are limited partnership investments managed by affiliates of the Company. See note 19 for additional details regarding these investments.